DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present our Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Supply of budgeted prepared meals	5,264,531	4,961,215	4,759,231
Operation of food stall	-	236,059	351,272
Buffet catering services	-	14,496	48,796
Ancillary delivery services	2,058	2,040	4,610
	5,266,589	5,213,810	5,163,909

Sales at a single point in time	5,266,589	5,213,810	5,163,909

SCHEDULE OF DISAGGREGATION OF REVENUE BY GEOGRAPHIC LOCATION
	Years ended June 30,
	2022	2023	2024
	S$	S$	S$
Singapore	5,266,589	5,213,810	5,163,909
	5,266,589	5,213,810	5,163,909